Document and Entity Information	Nov. 15, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001826011
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Registrant Name	7GC & Co. Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39826
Entity Tax Identification Number	85-3118980
Entity Address, Address Line One	388 Market Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(628)
Local Phone Number	400-9284
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value 0.0001 Per Share And One Half Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half Redeemable Warrant
Trading Symbol	VIIAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	VII
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	VIIAW
Security Exchange Name	NASDAQ